Investment in PGW (Details Textual) Share data in Millions, except Per Share data, unless otherwise specified		0 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended
	Nov. 30, 2009	Dec. 31, 2009 Pgw [Member] USD ($)	Dec. 31, 2009 Pgw [Member] NZD	Dec. 23, 2009 Pgw [Member] NZD	Oct. 31, 2009 Pgw [Member] USD ($)	Oct. 31, 2009 Pgw [Member] NZD	Nov. 30, 2009 Pgw [Member] USD ($)	Nov. 30, 2009 Pgw [Member] NZD	Apr. 30, 2011 Pgw [Member] CNY	Jun. 30, 2012 Pgw [Member]	Dec. 31, 2011 Pgw [Member]	Apr. 29, 2011 Pgw [Member]	Jan. 31, 2010 Pgw [Member] NZD	Jun. 30, 2012 Pgw [Member] Subsequent Event [Member]	Jun. 30, 2012 Pgw [Member] Additional [Member]
Equity Method Investment Aggregate Shares Purchased					41.4	41.4	46.2	46.2
Equity Method Investment, Ownership Percentage					11.52%	11.52%
Share Price				0.025		0.88							0.6
Equity Method Investment, Quoted Market Value					$ 25,300,000	36,200,000	$ 14,600,000	20,800,000
Right Shares Purchased				56.8
Right Share Exercised		56.8	56.8
Right Share Market Value		18,900,000	27,000,000
Ownership Interest Percentage	19.01%						19.01%	19.01%				51.00%
Servicing Asset at Fair Value, Period Increase (Decrease)									55,542,000
Convertible Notes Payable							$ 25,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate											8.00%
Swap Rate Margin Percentage										5.50%				6.50%
Redemption Of Notes Percentage										102.00%				104.00%
Redemption Of Notes Percentage Additional															2.00%
Exchange Ratio Minimum		30.00%	30.00%
Exchange Ratio Maximum		50.00%	50.00%
Conversion Of Redemption Price Description										PGG Wrightson will also pay Agria 2% of the principal amount of the notes to be redeemed if the redemption occurs on or before December 31, 2011, or 4%, with each subsequent two-year exchange period redemption payment accreting at an additional 2%, if the redemption occurs between January 1, 2012 and on or before December 31, 2013.